Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue by Type (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues	[1]	$ 11,615,280	$ 12,753,671	$ 11,980,653	$ 12,822,963
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues						$ 46,387,963	$ 39,384,182
Flight revenue
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues		5,794,315	6,417,520	5,794,315	6,417,520
Flight revenue | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues						25,105,027	20,377,442
Standby revenue
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues		5,135,937	6,210,976	5,135,937	6,210,976
Standby revenue | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues						20,772,018	18,550,067
Other revenue
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues		$ 685,028	$ 125,175	$ 1,050,401	$ 194,467
Other revenue | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Disclosure in Tabular Form of Disaggregation of Revenue by Product and Service [Line Items]
Revenues						$ 510,918	$ 456,673

[1]	Includes related party revenues of $112,210 and $433,454 for the three and six months ended June 30, 2023, respectively.